UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Semi-Annual Report
March 31, 2026

WESTERN ASSET
HIGH INCOME
OPPORTUNITY FUND
INC. (HIO)

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

Fund objectives
The Fund seeks high current income. Capital appreciation is a secondary objective.

In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
What’s inside

II
Western Asset High Income Opportunity Fund Inc.

Letter from the president

Dear Shareholder,
We are pleased to provide the semi-annual report of Western Asset High Income Opportunity Fund Inc. for the six-month reporting period ended March 31, 2026. Please read on for Fund performance information during the Fund’s reporting period.
Special Shareholder Notice
Effective April 17, 2026, the named portfolio management team responsible for the day-to-day oversight of Western Asset High Income Opportunity Fund Inc. (HIO) (the “Fund”) is as follows: Michael Buchanan, Walter Kilcullen, Christopher Kilpatrick, John Hwang and Ryan Kohan.
Effective September 30, 2026, Christopher Kilpatrick will no longer be a member of the portfolio management team of the Fund.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:
•
 Fund prices and performance,
•
 Market insights and commentaries from our portfolio managers, and
•
 A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,

Jane Trust, CFA

President and Chief Executive Officer
April 30, 2026
Western Asset High Income Opportunity Fund Inc.

III

Performance review
Performance review
For the six months ended March 31, 2026, Western Asset High Income Opportunity Fund Inc. returned 1.06% based on its net asset value (NAV)i and 0.04% based on its New York Stock Exchange (NYSE) market price per share. The Fund’s unmanaged benchmark, the Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Indexii, returned 0.81% for the same period.
The Fund has a practice of seeking to maintain a relatively stable level of distributions to shareholders. This practice has no impact on the Fund’s investment strategy and may reduce the Fund’s NAV. The Fund’s manager believes the practice helps maintain the Fund’s competitiveness and may benefit the Fund’s market price and premium/discount to the Fund’s NAV.
During the six-month period, the Fund made distributions to shareholders totaling $0.21 per share. As of March 31, 2026, the Fund estimates that 73% of the distributions were sourced from net investment income and 27% constituted a return of capital.*The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2026. Past performance is no guarantee of future results.

Performance Snapshot as of March 31, 2026 (unaudited)
Price Per Share	6-Month Total Return**
$3.91 (NAV)	1.06%†
$3.63 (Market Price)	0.04%‡
All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.
† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.
‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.
Looking for additional information?
The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition
*
These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.franklintempleton.com.

IV
Western Asset High Income Opportunity Fund Inc.

both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.franklintempleton.com.
In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.
Thank you for your investment in the Western Asset High Income Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.
Sincerely,

Jane Trust, CFA
President and Chief Executive Officer
April 30, 2026
RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. The Fund may invest in lower-rated high yield bonds, commonly known as “junk bonds,” which are subject to greater credit risk (risk of default) and liquidity risk than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts,
Western Asset High Income Opportunity Fund Inc.

V

Performance review (cont’d)
economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadvisers.
All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
i
Net asset value (NAV) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.
ii
The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index measures the performance of U.S. dollar-denominated, non-investment-grade, fixed-rate, taxable corporate bond market. The Index limits the maximum exposure to any one issuer to 2%.
 Important data provider notices and terms available at www.franklintempletondatasources.com.

VI
Western Asset High Income Opportunity Fund Inc.

Fund at a glance† (unaudited)
Investment breakdown (%) as a percent of total investments

20%
15%
10%
5%
0%
As of March 31, 2026
As of September 30, 2025
16.5
16.7
16.0
16.4
16.0
16.3
11.6
11.5
8.7
9.0
8.2
8.3
6.5
6.9
6.1
4.9
3.5
3.0
2.6
1.8
1.7
1.7
1.3
1.3
0.5
0.3
0.2
0.1
0.6
1.8
Consumer discretionary
Energy
Communication services
Industrials
Financials
Health care
Asset-backed securities
Information technology
Materials
Real estate
Utilities
Sovereign bonds
Consumer staples
Collateralized mortgage obligations
Short-term investments

†
The bar graph above represents the composition of the Fund’s investments as of March 31, 2026, and September 30, 2025, and does not include derivatives, such as swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 82.3%
Communication Services — 14.7%
Diversified Telecommunication Services — 2.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,540,000	$1,786,336 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	3,200,000	2,243,875 (a)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	968,077	880,938 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	39,590	40,034 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	571,646	542,146 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	1,440,550	1,366,266 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	1,650,000	1,723,197 (a)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	430,000	438,218 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	1,370,000	1,448,521 (a)
Total Diversified Telecommunication Services				10,469,531
Entertainment — 0.8%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	3,060,000	2,023,595
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	550,000	334,813
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	250,000	261,887 (a)(b)
OAK-Eagle Acquireco Inc., Senior Secured Notes	7.250%	7/1/33	460,000	476,902 (a)(b)
Total Entertainment				3,097,197
Media — 7.4%
AMC Networks Inc., Senior Secured Notes	10.500%	7/15/32	745,000	736,015 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	3,850,000	3,297,231 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	1,420,000	1,415,373 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,520,000	4,980,383
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	840,000	$880,581 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	450,000	449,561 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,450,000	1,481,348 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	2,768,000	2,476,687
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,200,000	1,236,948 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	3,795,850	4,102,804
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,111,367	2,134,609 (c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	120,000	108,185 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	610,000	547,645 (a)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	760,000	690,920 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,060,000	1,068,718 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	720,000	737,439 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	680,000	583,556 (a)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	530,000	500,054 (a)
Total Media				27,428,057
Wireless Telecommunication Services — 3.7%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,550,000	1,121,844 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,080,000	1,250,493 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,410,000	499,129 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	5,670,000	3,370,240 (a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	7,030,382
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	500,000	430,716 (a)
Total Wireless Telecommunication Services				13,702,804

Total Communication Services				54,697,589
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 14.6%
Automobile Components — 2.5%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	3,110,000	$3,029,492 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	980,000	1,002,741 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,570,000	1,593,267 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	1,220,000	1,181,060 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	970,000	953,598 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	1,710,000	1,626,266 (a)
Total Automobile Components				9,386,424
Automobiles — 1.1%
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	630,000	572,631 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	3,820,000	3,622,735 (a)
Total Automobiles				4,195,366
Diversified Consumer Services — 0.3%
Service Corp. International, Senior Notes	7.500%	4/1/27	1,095,000	1,126,493
Hotels, Restaurants & Leisure — 7.3%
Carnival Corp., Senior Notes	6.125%	2/15/33	980,000	990,319 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	5,780,000 EUR	6,071,791
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,300,000	3,011,250 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,367,000	1,314,135 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	420,000	403,486 (a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,871,000	1,949,064 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,510,000	1,523,721 (a)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	900,000 GBP	1,236,904 (a)
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	1,450,000	1,447,189 (a)
Six Flags Entertainment Corp./ Canada’s Wonderland Co./ Millennium Operations LLC, Senior Notes	8.625%	1/15/32	750,000	751,724 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,080,000	$2,084,876 (a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,440,000	1,438,602 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	140,000	139,490 (a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,970,000	1,936,586 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,054,000	1,011,493 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	1,730,000	1,814,415 (a)
Total Hotels, Restaurants & Leisure				27,125,045
Household Durables — 0.3%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	530,000	507,684 (a)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	530,000	547,358 (a)
Total Household Durables				1,055,042
Specialty Retail — 3.1%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	900,000	903,386 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	2,000,000	1,991,536 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	780,000	668,564 (a)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	4,060,000	3,785,270 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	920,000	919,369 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	1,700,000	1,741,230
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,380,000	1,338,556 (a)
Total Specialty Retail				11,347,911

Total Consumer Discretionary				54,236,281
Consumer Staples — 0.3%
Food Products — 0.3%
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	980,000	988,864 (a)

Energy — 15.9%
Energy Equipment & Services — 1.0%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,900,000	1,980,583 (a)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	850,000	875,595 (a)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,010,000	1,002,985 (a)
Total Energy Equipment & Services				3,859,163
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 14.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	$519,724 (a)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	1,840,000	1,900,853 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	2,530,000	2,531,251 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	430,000	449,896 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,470,000	1,820,515
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	1,910,000	1,911,706 (d)(e)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	2,280,000	2,193,075 (a)
Howard Midstream Energy Partners LLC, Senior Notes	6.625%	1/15/34	880,000	883,975 (a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	5,920,000	6,790,495
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	889,189	924,772 (a)(e)(f)(g)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,020,000	1,181,854 (a)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	890,000	921,424 (a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,093,603
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	1,940,000	1,977,492 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	4,370,000	4,258,377
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,500,000	1,190,498 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	844,205
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	320,000	329,590 (a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,135,710 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	410,000	421,934 (a)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	1,971,000	2,013,940 (a)(d)(e)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Sunoco LP, Senior Notes	5.625%	3/15/31	750,000	$747,089 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,180,000	4,166,754 (a)(d)(e)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	390,000	398,408 (a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,260,000	3,502,798 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	690,000	718,692 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	640,000	717,698 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	530,000	561,695 (a)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	730,000	739,006 (a)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	680,000	686,395 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	340,000	330,275
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	570,000	482,241
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	3,560,000	3,005,321
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	693,285
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,690,000	2,617,187
YPF SA, Senior Notes	6.950%	7/21/27	530,000	532,413 (a)
Total Oil, Gas & Consumable Fuels				55,194,146

Total Energy				59,053,309
Financials — 7.4%
Banks — 1.5%
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,470,000	1,517,632 (a)(d)(e)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	670,000	670,958 (d)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,440,000	1,650,428 (e)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,840,000	$1,933,012 (d)(e)
Total Banks				5,772,030
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,000,000	921,875 (h)
Credit Suisse AG AT1 Claim	—	—	10,560,000	0 *(f)(g)(i)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	660,000	667,476 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	640,000	665,128 (a)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	2,010,000	2,143,575 (a)(d)(e)
Total Capital Markets				4,398,054
Consumer Finance — 0.5%
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,910,000	1,794,482 (a)(e)
Financial Services — 2.2%
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	530,000	478,958 (a)
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	410,000	392,132 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,640,000	2,715,414 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	1,000,000	1,015,278 (a)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,030,000	1,040,142 (a)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	780,000	801,995 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	770,000	760,738 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	380,000	371,559 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	880,000	$760,948 (a)
Total Financial Services				8,337,164
Insurance — 1.2%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	370,000	356,899 (a)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	910,000	823,709 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	1,960,000	2,035,045 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,092,887 (a)
Total Insurance				4,308,540
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	420,000	416,855 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	1,840,000	1,809,047 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	750,000	773,159 (a)
Starwood Property Trust Inc., Senior Notes	6.000%	4/15/30	10,000	9,986 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				3,009,047

Total Financials				27,619,317
Health Care — 7.1%
Health Care Providers & Services — 4.6%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,790,000	1,723,175 (a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	410,000	356,936 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,910,000	1,761,925 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,032,000	2,182,593 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,050,000	1,091,074 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	6,033,000	6,428,772
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	1,720,000	1,821,071 (a)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	990,000	$1,023,881 (a)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	840,000	824,288 (a)
Total Health Care Providers & Services				17,213,715
Pharmaceuticals — 2.5%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	3,693,000	3,784,176 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	10,000	9,915 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	210,000	157,763 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	820,000	751,612 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	880,000	877,716
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	490,000	548,393
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,070,000	1,098,869
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	2,550,000	1,893,365
Total Pharmaceuticals				9,121,809

Total Health Care				26,335,524
Industrials — 10.4%
Aerospace & Defense — 1.7%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	380,000	387,238 (a)
Axon Enterprise Inc., Senior Notes	6.250%	3/15/33	190,000	194,102 (a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	2,990,000	3,106,870 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	524,584 (a)
Bombardier Inc., Senior Notes	7.000%	6/1/32	80,000	83,127 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	875,000	904,230 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	910,000	929,219 (a)
Total Aerospace & Defense				6,129,370
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	500,000	488,932 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,700,000	$1,725,080 (a)
Total Building Products				2,214,012
Commercial Services & Supplies — 4.0%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	280,000	277,673
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,330,000	3,478,661
GEO Group Inc., Senior Notes	10.250%	4/15/31	3,160,000	3,373,344
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	1,210,000	1,257,459
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	1,890,000	1,908,736 (a)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	510,000	495,459 (a)
RB Global Holdings Inc., Senior Notes	7.750%	3/15/31	1,250,000	1,296,314 (a)
RR Donnelley & Sons Co., Secured Notes	10.875%	8/1/29	630,000	635,971 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,180,000	2,208,370 (a)
Total Commercial Services & Supplies				14,931,987
Construction & Engineering — 0.8%
Arcosa Inc., Senior Notes	6.875%	8/15/32	620,000	635,756 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	2,268,925 (a)
Total Construction & Engineering				2,904,681
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	2,020,000	1,930,737 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	500,000	516,056 (a)
Total Ground Transportation				2,446,793
Machinery — 0.7%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	410,000	410,195 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,290,000	1,323,288 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	960,000	958,657
Total Machinery				2,692,140
Passenger Airlines — 1.4%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,420,000	3,442,104 (a)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,890,000	$1,788,731 (a)
Total Passenger Airlines				5,230,835
Trading Companies & Distributors — 0.5%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	170,000	174,434 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	710,000	728,171 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,000,000	1,013,837 (a)
Total Trading Companies & Distributors				1,916,442

Total Industrials				38,466,260
Information Technology — 4.5%
Communications Equipment — 1.0%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	3,490,000	3,670,747 (a)
Electronic Equipment, Instruments & Components — 0.8%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	600,000	627,005 (a)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	2,200,000	2,273,690 (a)
Total Electronic Equipment, Instruments & Components				2,900,695
IT Services — 0.9%
APLD ComputeCo 2 LLC, Senior Secured Notes	6.750%	3/15/31	480,000	476,803 (a)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	690,000	711,529 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	2,350,000	2,285,644 (a)
Total IT Services				3,473,976
Semiconductors & Semiconductor Equipment — 0.1%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	550,000	556,813 (a)
Software — 1.4%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	920,000	888,379 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	1,870,000	1,775,069 (a)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	680,000	605,186 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	850,000	836,730 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	560,000	544,827 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Sabre Financial Borrower LLC, Senior Secured Notes	11.125%	6/15/29	500,000	$512,164 (a)
Total Software				5,162,355
Technology Hardware, Storage & Peripherals — 0.3%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	360,000	366,857 (a)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	610,000	635,826 (a)
Total Technology Hardware, Storage & Peripherals				1,002,683

Total Information Technology				16,767,269
Materials — 3.2%
Chemicals — 1.1%
ARC Falcon I Inc./Arclin USA LLC/ New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	1,930,000	1,859,883 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	410,000	421,299
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	1,820,000	1,811,865 (a)
Total Chemicals				4,093,047
Metals & Mining — 2.1%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	650,000	646,324 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,120,000	2,200,759 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	3,410,000	3,558,686 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	790,000	804,893 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	670,000	645,067 (a)
Total Metals & Mining				7,855,729

Total Materials				11,948,776
Real Estate — 2.5%
Diversified REITs — 0.9%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	470,000	437,899
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	140,000 GBP	162,921
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified REITs — continued
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	2,000,000	$1,557,499
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,250,000	1,274,001 (a)
Total Diversified REITs				3,432,320
Health Care REITs — 0.3%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	240,000	213,534
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	800,000	807,874 (a)
Total Health Care REITs				1,021,408
Real Estate Management & Development — 0.6%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	319,090	16,688 (c)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	259,874	3,898 (c)(h)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	343,038	4,717 (c)(h)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	450,290	3,377 (d)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	125,474	941 (c)(h)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	730,790	102,311 (c)(h)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	420,000	445,150 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,830,000	1,826,846 (a)
Total Real Estate Management & Development				2,403,928
Specialized REITs — 0.7%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	540,000	550,736 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	1,520,000	1,520,553 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	440,000	$432,491 (a)
Total Specialized REITs				2,503,780

Total Real Estate				9,361,436
Utilities — 1.7%
Electric Utilities — 1.4%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	940,000	954,441 (a)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,830,000	1,814,449 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	610,000	614,563 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	920,000	964,125 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	860,000	890,562 (a)
Total Electric Utilities				5,238,140
Independent Power and Renewable Electricity Producers — 0.3%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	940,000	977,833 (a)

Total Utilities				6,215,973
Total Corporate Bonds & Notes (Cost — $290,037,436)				305,690,598
Senior Loans — 7.5%
Communication Services — 0.7%
Entertainment — 0.3%
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	1,180,000	1,174,100 (j)
Media — 0.4%
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/2/28	1,740,069	348,014 *(k)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.557%	5/1/29	1,350,900	1,188,157 (e)(l)(m)
Total Media				1,536,171

Total Communication Services				2,710,271
Consumer Discretionary — 1.8%
Automobile Components — 0.6%
ABC Technologies Inc., Term Loan B	11.918-11.950%	1/2/40	1,374,328	1,322,865 (e)(f)(g)(l)(m)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	5/6/30	987,500	985,648 (e)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan	—	3/30/27	346,158	1,011 *(k)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobile Components — continued
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.671%	6/29/26	442,686	$1,687 (e)(l)(m)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.671%	6/29/26	154,906	37,758 (e)(l)(m)
Total Automobile Components				2,348,969
Diversified Consumer Services — 0.6%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. Term SOFR + 2.000%)	5.664%	10/13/30	884,482	881,717 (e)(l)(m)
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.506%	6/24/30	1,668,802	1,231,576 (e)(j)(l)(m)
Total Diversified Consumer Services				2,113,293
Hotels, Restaurants & Leisure — 0.2%
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.668%	3/14/31	735,000	735,599 (e)(l)(m)
Specialty Retail — 0.4%
Kodiak BP LLC, Initial Term Loan (PRIME + 3.750%)	9.500%	12/4/31	580,000	580,772 (e)(l)(m)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	870,000	852,304 (e)(l)(m)
Total Specialty Retail				1,433,076

Total Consumer Discretionary				6,630,937
Consumer Staples — 0.3%
Beverages — 0.3%
Triton Water Holdings Inc., 2026 Refinancing Term Loan	—	3/19/31	940,000	942,641 (j)

Financials — 0.9%
Banks — 0.2%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	589,010	580,543 (e)(l)(m)
Consumer Finance — 0.1%
Blackhawk Network Holdings Inc., Term Loan B2 (1 mo. Term SOFR + 3.500%)	7.168%	3/12/29	461,816	456,563 (e)(l)(m)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.3%
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.668%	7/31/31	248,750	$241,598 (e)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.168%	7/31/31	689,539	664,975 (e)(l)(m)
Total Financial Services				906,573
Insurance — 0.3%
Asurion LLC, New Term Loan B14	—	3/11/33	700,000	677,691 (j)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	6/13/31	578,698	565,425 (e)(j)(l)(m)
Total Insurance				1,243,116

Total Financials				3,186,795
Health Care — 1.0%
Health Care Providers & Services — 0.9%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	2,462,578	2,466,124 (e)(l)(m)
TEAM Services Holding Inc., Initial Term Loan	—	3/31/33	910,000	866,207 (j)
Total Health Care Providers & Services				3,332,331
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	578,539	568,776 (e)(l)(m)

Total Health Care				3,901,107
Industrials — 1.1%
Aerospace & Defense — 0.3%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.168%	2/28/31	980,044	981,279 (e)(l)(m)
Building Products — 0.2%
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.918%	2/10/32	891,000	890,443 (e)(l)(m)
Machinery — 0.3%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	977,724	980,916 (e)(l)(m)
Passenger Airlines — 0.3%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	430,111	53,764 *(g)(k)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	181,757	179,940 (e)(l)(m)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Roll Up Term Loan	—	7/14/26	1,128,940	$790,258 (g)(j)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	45,077	44,626 (e)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	89,029	88,138 (e)(l)(m)
Total Passenger Airlines				1,156,726

Total Industrials				4,009,364
Information Technology — 1.5%
Semiconductors & Semiconductor Equipment — 1.2%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	2,050,000	2,201,198 (l)(m)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	2,120,000	2,183,600 (f)(l)(m)
Total Semiconductors & Semiconductor Equipment				4,384,798
Software — 0.3%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	480,000	429,900 (e)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	790,000	711,766 (e)(l)(m)
Total Software				1,141,666
Technology Hardware, Storage & Peripherals — 0.0%††
Vericast Corp., 2024 Extended Term Loan (3 mo. Term SOFR + 7.750%)	11.500%	6/14/30	31,817	30,913 (e)(l)(m)

Total Information Technology				5,557,377
Materials — 0.2%
Chemicals — 0.2%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.675%	3/15/29	909,830	872,491 (e)(l)(m)

Total Senior Loans (Cost — $30,131,358)				27,810,983
Asset-Backed Securities — 6.4%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	880,000	855,998 (a)(e)
AGL CLO Ltd., 2022-17A ER (3 mo. Term SOFR + 4.650%)	8.320%	1/21/35	1,240,000	1,127,839 (a)(e)
AGL CLO Ltd., 2025-44A E (3 mo. Term SOFR + 4.750%)	8.581%	10/22/37	745,000	732,504 (a)(e)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
AMMC CLO Ltd., 2021-24A DR (3 mo. Term SOFR + 2.950%)	6.618%	1/20/35	480,000	$475,757 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	330,000	318,072 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.338%	1/25/38	820,000	689,260 (a)(e)
Apidos Loan Fund Ltd., 2024-1A D1R (3 mo. Term SOFR + 2.700%)	6.368%	10/25/38	610,000	601,027 (a)(e)
Balboa Bay Loan Funding Ltd., 2023-1A ERR (3 mo. Term SOFR + 5.400%)	9.068%	4/20/36	980,000	962,604 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	770,000	692,694 (a)(e)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	770,000	763,600 (a)(e)
Capital Four US CLO Ltd., 2021-1A DR (3 mo. Term SOFR + 3.250%)	6.915%	1/18/35	750,000	738,979 (a)(e)
CarVal CLO Ltd., 2024-3A E (3 mo. Term SOFR + 6.350%)	10.018%	10/20/37	1,020,000	988,863 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.418%	4/19/35	300,000	276,003 (a)(e)
Clover CLO LLC, 2021-3A DR (3 mo. Term SOFR + 2.550%)	6.218%	1/25/35	480,000	473,539 (a)(e)
Dryden CLO Ltd., 2022-113A D1R3 (3 mo. Term SOFR + 3.000%)	6.672%	10/15/37	670,000	668,325 (a)(e)
Fort Greene Park CLO LLC, 2025-2A ER (3 mo. Term SOFR + 4.400%)	8.069%	4/22/34	1,080,000	1,009,522 (a)(e)
Galaxy CLO Ltd., 2018-25A D1RR (3 mo. Term SOFR + 2.700%)	6.368%	4/25/36	510,000	504,085 (a)(e)
GoldenTree Loan Management US CLO Ltd., 2022-16A DRR (3 mo. Term SOFR + 2.400%)	6.068%	1/20/38	1,260,000	1,223,284 (a)(e)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	390,000	386,132 (a)(e)
Invesco CLO Ltd., 2021-3A DR (3 mo. Term SOFR + 3.100%)	6.769%	10/22/34	530,000	515,988 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	550,000	546,535 (a)(e)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.072%	4/15/35	200,000	184,831 (a)(e)
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	1,050,000	$999,993 (a)(e)
Magnetite Ltd., 2022-32A ER (3 mo. Term SOFR + 4.600%)	8.272%	10/15/37	820,000	795,581 (a)(e)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.070%	10/18/35	910,000	904,037 (a)(e)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	540,000	518,839 (a)(e)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.504%	10/15/34	1,000,000	921,450 (a)(e)
OCP CLO Ltd., 2023-26A ER (3 mo. Term SOFR + 4.450%)	8.118%	4/17/37	600,000	580,383 (a)(e)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	6.518%	7/19/37	220,000	219,161 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	310,000	307,031 (a)(e)
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.672%	1/15/37	520,000	502,756 (a)(e)
RR Ltd., 2021-18A DR (3 mo. Term SOFR + 4.900%)	8.572%	7/15/40	800,000	776,891 (a)(e)
Silver Point CLO Ltd., 2026-16A E (3 mo. Term SOFR + 4.750%)	8.405%	4/18/39	1,140,000	1,114,155 (a)(e)
Trestles CLO Ltd., 2025-8A E (3 mo. Term SOFR + 5.500%)	9.168%	6/11/35	390,000	384,733 (a)(e)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	280,000	279,859 (a)(e)
Voya CLO Ltd., 2020-3A D1RR (3 mo. Term SOFR + 2.700%)	6.370%	1/20/38	430,000	424,229 (a)(e)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	140,000	139,177 (a)(e)
Wellesley Park CLO Ltd., 2025-1A E (3 mo. Term SOFR + 4.600%)	8.507%	1/24/39	390,000	380,993 (a)(e)

Total Asset-Backed Securities (Cost — $24,863,453)				23,984,709
Sovereign Bonds — 1.3%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,600,000	1,584,300 (a)
Argentina — 0.4%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	334,611	253,049 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	1,020,000	1,018,613 (a)
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	340,000	$330,650 (a)
Total Argentina				1,602,312
Bahamas — 0.5%
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,630,000	1,636,520 (a)

Total Sovereign Bonds (Cost — $3,970,933)				4,823,132
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.641%		32,708	793,823 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.705%		10,320	203,510 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.289%		18,881	399,711 (e)

Total Preferred Stocks (Cost — $1,521,861)				1,397,044

Common Stocks — 0.4%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Altice France Luxco			54,456	926,835 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			346	87 *(f)(n)
Spirit Aviation Holdings Inc.			59,529	14,882 *

Total Industrials				14,969
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
VCI Asset Holdings 2 LLC			394,218	394,218 *(f)(g)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			112,573	859 *(f)
Country Garden Holdings Co. Ltd.			6,048	248 *(f)

Total Real Estate				1,107
Total Common Stocks (Cost — $1,232,906)				1,337,129
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Convertible Bonds & Notes — 0.2%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	160,068	$572,177 (c)

Industrials — 0.0%††
Aerospace & Defense — 0.0%††
AeroVironment Inc., Senior Notes	0.000%	7/15/30	52,000	51,012
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	120,000	124,680 (a)

Total Industrials				175,692
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	40,243	958 (h)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,514,007	169,417 (h)

Total Real Estate				170,375
Total Convertible Bonds & Notes (Cost — $575,942)				918,244
Collateralized Mortgage Obligations(o) — 0.1%
LHOME Mortgage Trust, 2025-RTL1 M1 (Cost — $529,997)	7.023%	1/25/40	530,000	535,919 (a)(e)
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	4,046	59,626 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $514,884)		3/12/30	42,296	10,574 *(a)(f)(n)
Total Investments before Short-Term Investments (Cost — $353,378,770)				366,567,958
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

 Western Asset High Income Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,229,817)	3.589%	2,229,817	$2,229,817 (p)(q)
Total Investments — 99.2% (Cost — $355,608,587)			368,797,775
Other Assets in Excess of Liabilities — 0.8%			2,809,408
Total Net Assets — 100.0%			$371,607,183

See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)
March 31, 2026
 Western Asset High Income Opportunity Fund Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Securities traded on a when-issued or delayed delivery basis.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Value is less than $1.
(j)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(k)	The coupon payment on this security is currently in default as of March 31, 2026.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Restricted security (Note 8).
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $2,229,817 and the cost was $2,229,817 (Note 7).

Abbreviation(s) used in this schedule:
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-In-Kind
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Statement of assets and liabilities (unaudited)
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $353,378,770)	$366,567,958
Investments in affiliated securities, at value (Cost — $2,229,817)	2,229,817
Foreign currency, at value (Cost — $641,714)	604,479
Cash	1,337,533
Interest receivable	6,214,652
Receivable for securities sold	67,564
Dividends receivable from affiliated investments	21,023
Prepaid expenses	181,899
Total Assets	377,224,925
Liabilities:
Payable for securities purchased	5,169,770
Investment management fee payable	238,479
Directors’ fees payable	2,074
Accrued expenses	207,419
Total Liabilities	5,617,742
Total Net Assets	$371,607,183
Net Assets:
Par value ($0.001 par value; 95,099,215 shares issued and outstanding; 500,000,000 shares authorized)	$95,099
Paid-in capital in excess of par value	573,868,411
Total distributable earnings (loss)	(202,356,327)
Total Net Assets	$371,607,183
Shares Outstanding	95,099,215
Net Asset Value	$3.91
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended March 31, 2026

Investment Income:
Interest	$16,464,041
Dividends from affiliated investments	74,214
Dividends from unaffiliated investments	71,882
Total Investment Income	16,610,137
Expenses:
Investment management fee (Note 2)	1,524,536
Shareholder reports	80,237
Legal fees	78,374
Directors’ fees	53,623
Transfer agent fees	44,052
Audit and tax fees	28,548
Stock exchange listing fees	24,350
Fund accounting fees	10,075
Custody fees	1,744
Insurance	1,304
Miscellaneous expenses	5,409
Total Expenses	1,852,252
Less: Fee waivers and/or expense reimbursements (Note 2)	(97,664)
Net Expenses	1,754,588
Net Investment Income	14,855,549
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(5,911,225)
Swap contracts	5,920
Forward foreign currency contracts	8,034
Foreign currency transactions	1,970
Net Realized Loss	(5,895,301)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(5,079,045)
Swap contracts	(4,601)
Foreign currencies	(11,437)
Change in Net Unrealized Appreciation (Depreciation)	(5,095,083)
Net Loss on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(10,990,384)
Increase in Net Assets From Operations	$3,865,165
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2026 (unaudited) and the Year Ended September 30, 2025	2026	2025
Operations:
Net investment income	$14,855,549	$29,571,547
Net realized gain (loss)	(5,895,301)	5,769,714
Change in net unrealized appreciation (depreciation)	(5,095,083)	(9,179,059)
Increase in Net Assets From Operations	3,865,165	26,162,202
Distributions to Shareholders From (Note 1):
Total distributable earnings	(20,256,133)	(30,601,323)
Return of capital	—	(9,910,943)
Decrease in Net Assets From Distributions to Shareholders	(20,256,133)	(40,512,266)
Decrease in Net Assets	(16,390,968)	(14,350,064)
Net Assets:
Beginning of period	387,998,151	402,348,215
End of period	$371,607,183	$387,998,151
See Notes to Financial Statements.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
	2026[1,2]	2025[1]	2024[1]	2023[1]	2022[1]	2021[1]
Net asset value, beginning of period	$4.08	$4.23	$4.15	$4.22	$5.45	$5.27
Income (loss) from operations:
Net investment income	0.16	0.31	0.34	0.35	0.33	0.32
Net realized and unrealized gain (loss)	(0.12)	(0.03)	0.17	(0.05)	(1.20)	0.22
Total income (loss) from operations	0.04	0.28	0.51	0.30	(0.87)	0.54
Less distributions from:
Net investment income	(0.21)[3]	(0.33)	(0.35)	(0.32)	(0.33)	(0.30)
Return of capital	—	(0.10)	(0.08)	(0.05)	(0.03)	(0.07)
Total distributions	(0.21)	(0.43)	(0.43)	(0.37)	(0.36)	(0.37)
Anti-dilutive impact of tender offer	—	—	—	—	—	0.01 [4]
Net asset value, end of period	$3.91	$4.08	$4.23	$4.15	$4.22	$5.45
Market price, end of period	$3.63	$3.84	$4.05	$3.64	$3.68	$5.19
Total return, based on NAV[5,6]	1.06%	7.05%	12.87%	7.12%	(16.60)%	10.73%
Total return, based on Market Price[7]	0.04%	5.53%	24.11%	8.67%	(23.16)%	13.92%
Net assets, end of period (millions)	$372	$388	$402	$395	$401	$518
Ratios to average net assets:
Gross expenses	0.97%[8]	0.98%	0.95%	0.94%	0.93%	0.91%
Net expenses[9,10]	0.92 [8]	0.93	0.93	0.94	0.93	0.89
Net investment income	7.80 [8]	7.60	8.16	8.19	6.66	5.82
Portfolio turnover rate	22%	63%	45%	39%	79%	46%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2026 (unaudited).
[3]
The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]	The tender offer was completed at a price of $5.37 for 31,699,738 shares and $170,227,593 for the year ended September 30, 2021.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.
[7]
The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Annualized.
[9]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$58,128,537	$924,772	$59,053,309
Financials	—	27,619,317	0 *	27,619,317
Other Corporate Bonds & Notes	—	219,017,972	—	219,017,972
Senior Loans:
Consumer Discretionary	—	5,308,072	1,322,865	6,630,937
Industrials	—	3,165,342	844,022	4,009,364
Other Senior Loans	—	17,170,682	—	17,170,682
Asset-Backed Securities	—	23,984,709	—	23,984,709
Sovereign Bonds	—	4,823,132	—	4,823,132
Preferred Stocks	$1,397,044	—	—	1,397,044
Common Stocks:
Industrials	14,882	87	—	14,969
Information Technology	—	—	394,218	394,218
Other Common Stocks	—	927,942	—	927,942
Convertible Bonds & Notes	—	918,244	—	918,244
Collateralized Mortgage Obligations	—	535,919	—	535,919
Rights	—	59,626	—	59,626
Warrants	—	10,574	—	10,574
Total Long-Term Investments	1,411,926	361,670,155	3,485,877	366,567,958
Short-Term Investments†	2,229,817	—	—	2,229,817
Total Investments	$3,641,743	$361,670,155	$3,485,877	$368,797,775
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2026, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the six months ended March 31, 2026, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions,
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. The actual source of the Fund’s fiscal year distributions may be from net investment income, realized capital gains, return of capital or a combination of such amounts. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets.
FTFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset London does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.
The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”).
Effective June 1, 2024, FTFA implemented a voluntary investment management fee waiver of 0.05% that will continue until June 30, 2026.
During the six months ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $97,664, which included an affiliated money market fund waiver of $2,380.
All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.
3. Investments
During the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$84,442,411
Sales	97,708,989

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$358,470,402	$22,938,361	$(12,610,988)	$10,327,373
4. Derivative instruments and hedging activities
At March 31, 2026, the Fund did not have any derivative instruments outstanding.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$5,920	$5,920
Forward foreign currency contracts	$8,034	—	8,034
Total	$8,034	$5,920	$13,954

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Credit Risk
Swap contracts	$(4,601)
During the six months ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Forward foreign currency contracts (to buy)†	$10,393
Forward foreign currency contracts (to sell)†	22,598
Average Notional Balance**
Credit default swap contracts (sell protection)†	$539,143

*	Based on the average of the daily market values during the period.
†	At March 31, 2026, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)
5. Distributions subsequent to March 31, 2026
The following distributions have been declared by the Board and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
4/23/2026	4/30/2026	$0.0355
5/21/2026	5/29/2026	$0.0355
6/23/2026	6/30/2026	$0.0355
7/24/2026	7/31/2026	$0.0355
8/24/2026	8/31/2026	$0.0355
6. Stock repurchase program
On November 16, 2015, the Fund announced that the Board had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended March 31, 2026, and the year ended September 30, 2025, the Fund did not repurchase any shares.
Since the commencement of the stock repurchase program through March 31, 2026, the Fund repurchased 2,433,258 shares or 1.88% of its common shares outstanding for a total amount of $10,070,498.
7. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended March 31, 2026. The following transactions were effected in such company for the six months ended March 31, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,960,217	$49,230,141	49,230,141	$53,960,541	53,960,541

Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$74,214	—	$2,229,817
8. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	346	3/25	$4,212	$87	$0.25	0.00%(a)
Spirit Airlines LLC, Warrants	42,296	3/25	514,884	10,574 (b)	0.25	0.00 (a)
Total			$519,096	$10,661		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

9. Deferred capital losses
As of September 30, 2025, the Fund had deferred capital losses of $197,973,658, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset High Income Opportunity Fund Inc. 2026 Semi-Annual Report

Additional shareholder information (unaudited)
Results of annual meeting of shareholders
The Annual Meeting of Shareholders of Western Asset High Income Opportunity Fund Inc. was held on April 17, 2026 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:
Election of Directors
Nominees	FOR	WITHHELD	ABSTAIN
Robert D. Agdern	60,791,357	17,009,896	1,450,544
Carol L. Colman	60,008,317	17,774,791	1,468,689
Anthony Grillo	74,850,726	2,928,136	1,472,935
At the Meeting, Ms. Colman and Messrs. Agdern and Grillo were each duly elected by the shareholders to serve as Class I Directors of the Fund until the 2029 Annual Meeting of Shareholders, or until their successors have been duly elected and qualified or until their resignation or are otherwise removed.
At March 31, 2026, in addition to Ms. Colman and Messrs. Agdern and Grillo, the other Directors of the Fund were as follows:
Eileen A. Kamerick
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Ratification of Selection of Independent Registered Public Accountants
To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended September 30, 2026.

FOR	AGAINST	ABSTAIN	BROKER NON-VOTES
62,532,904	15,735,478	983,415	0

Western Asset High Income Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)
Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stock- holders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.
If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:
(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.
(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.
Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such
Western Asset High Income Opportunity Fund Inc.

Dividend reinvestment plan (unaudited) (cont’d)
withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.
Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.
Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.
The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at P.O. Box 43006, Providence, RI 02940-3078 or by calling the Plan Agent at 1-888-888-0151.

Western Asset High Income Opportunity Fund Inc.

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Western Asset
High Income Opportunity Fund Inc.
Directors
Robert D. Agdern
Carol L. Colman
Anthony Grillo
Eileen A. Kamerick
Chair
Nisha Kumar
Peter Mason
Hillary A. Sale
Jane Trust
Officers
Jane Trust
President and Chief Executive
Officer
Christopher Berarducci
Treasurer and Principal Financial
Officer
Fred Jensen
Chief Compliance Officer
Marc A. De Oliveira
Secretary and Chief Legal Officer
Thomas C. Mandia
Senior Vice President
Jeanne M. Kelly
Senior Vice President
Western Asset High Income Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Custodian
The Bank of New York Mellon
Transfer agent
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Legal counsel
Simpson Thacher & Bartlett LLP
900 G Street NW
Washington, DC 20001
New York Stock
Exchange Symbol
HIO

Western Asset High Income Opportunity Fund Inc.
Western Asset High Income Opportunity Fund Inc.
One Madison Avenue
17th Floor
New York, NY 10010
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on Franklin Templeton’s website, which can be accessed at www.franklintempleton.com. Any reference to Franklin Templeton’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate Franklin Templeton’s website in this report.
This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Computershare Inc.
P.O. Box 43006
Providence, RI 02940-3078
90073-S 5/26

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 28, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 28, 2026